Additional Balance Sheet Information - Schedule of Accrued liabilities (Detail) - USD ($) $ in Thousands	Sep. 25, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Sales concession		$ 0	$ 15,271
Payroll and employee benefits	$ 4,712	6,129	2,857
Engineering	3,608	2,680	3,030
Supplier Commitment	1,634	0
Warranty and recalls	833	720	473
Deferred revenue	221	1,644	149
Sales incentives	88	795	433
Taxes	591	918	372
Other	3,851	2,688	2,122
Total	$ 15,538	$ 15,574	$ 24,707